Stock Compensation Plans - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding beginning balance	75,500	108,400
Number of Options, granted		15,000
Number of Options, exercised	(25,450)	(30,540)
Number of Options, forfeited	(7,850)	(17,360)
Number of Options, Outstanding ending balance	42,200	75,500
Weighted-Average Exercise Price, Outstanding beginning balance	$ 10.19	$ 10.01
Number of Options, Exercisable ending balance	41,000
Weighted-Average Exercise Price, Options granted		12.50
Weighted-Average Exercise Price, Options exercised	$ 10.29	10.00
Weighted-Average Exercise Price, Options forfeited	10.00	11.44
Weighted-Average Exercise Price, Outstanding ending balance	10.16	$ 10.19
Weighted-Average Exercise Price, Exercisable	$ 10.15
Weighted-Average Remaining Contractual Term, Outstanding	2 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Exercisable	2 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable	$ 174,000